SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details) (Parenthetical)				12 Months Ended
	Apr. 22, 2020 $ / shares	Apr. 22, 2020 shares $ / shares	Apr. 22, 2020 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		305,060	3.30
Warrants Exercise Price 3.30 Warrants [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		302,760	3.30
Warrants expiration date	Mar. 29, 2022
Warrants Exercise Price 5.75 [Member]
IfrsStatementLineItems [Line Items]
Issuance of warrants		1,143,428
Warrants expiration date	Jul. 30, 2023
Warrant exercise price | $ / shares	$ 5.75	$ 5.75	$ 5.75
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Issuance of stock option		531,895		257,500	1,002,395
Number of stock options expired		130,365		104,366	332,359
Stock option expired	Jul. 22, 2020